SHARE-BASED PAYMENTS - Stock option and SAR outstanding (Details) shares in Thousands	Dec. 31, 2017 USD ($) shares yr		Dec. 31, 2016 USD ($) shares yr		Dec. 31, 2015 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	4		5
Stock Options and Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	6
Options outstanding, Units	2,681	[1]	2,393	[1]	2,130
Options outstanding, Exercise price | $	$ 95.64	[1]	$ 93.33	[1]	$ 92.78
Options exercisable, Units	1,333		1,088
Options exercisable, Exercise price | $	$ 93.2		$ 90.7
Stock Appreciation Rights [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Units	1,300		1,456
Less than $86.32 [member] | Stock Options and Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	7
Options outstanding, Units	720
Options outstanding, Exercise price | $	$ 79.27
Options exercisable, Units	268
Options exercisable, Exercise price | $	$ 70.67
$86.33 to $90.83 [member] | Stock Options and Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	5
Options outstanding, Units	586
Options outstanding, Exercise price | $	$ 89.98
Options exercisable, Units	461
Options exercisable, Exercise price | $	$ 89.83
$90.84 to $102.18 [member] | Stock Options and Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	4
Options outstanding, Units	348
Options outstanding, Exercise price | $	$ 98.64
Options exercisable, Units	347
Options exercisable, Exercise price | $	$ 98.64
$102.19 to $109.55 [member] | Stock Options and Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	8
Options outstanding, Units	532
Options outstanding, Exercise price | $	$ 103.22
Options exercisable, Units	9
Options exercisable, Exercise price | $	$ 103.45
$109.56 to $115.87 [member] | Stock Options and Stock Appreciation Rights [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining contractual life | yr	6
Options outstanding, Units	495
Options outstanding, Exercise price | $	$ 115.87
Options exercisable, Units	248
Options exercisable, Exercise price | $	$ 115.87

[1]

Includes 1,300 thousand SARs ( 2016 – 1,456 thousand), of which 775 thousand ( 2016 – 960 thousand) issued prior to January 1, 2015 have options attached. Stock options and SARs with options attached are potentially dilutive.